Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ (9,695)	[1]	$ (6,407)	[1]	$ 505	[2]
Unrealized gain (loss)	(390)	[3]	(3,910)	[3]	1,770	[4]
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(4,957)		(2,997)		(1,265)
Unrealized gain (loss)	(1,088)		(919)		1,522
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(4,348)		500
Unrealized gain (loss)	$ 698		$ (2,991)		$ 248

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations
[3]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows